Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives

Property and equipment are stated at cost less accumulated depreciation and amortization. Expenditures for repairs and maintenance are expensed as incurred. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Transportation equipment	5-20 years
Office furniture and equipment	3-10 years
Leasehold improvements	Shorter of remaining lease term or useful life

Property and equipment, net consisted of the following:

	December 31, 2025	December 31, 2024
Transportation equipment	$309,675	$329,416
Office furniture and equipment	3,418	3,216
Leasehold improvements	2,417	2,328
Construction in progress	236	236
Deposits on transportation equipment	1,725	14,165
	317,471	349,361
Less: Accumulated depreciation	(93,741)	(89,487)
Property and equipment, net	$223,730	$259,874

Schedule of Aircraft Held for Sale

As of December 31, 2025 and December 31, 2024, the Company had one and three aircraft classified as held for sale, respectively. The following table summarizes the Company's held for sale activity during year ended December 31, 2025:

Year Ended December 31,
2025
Aircraft held for sale as of December 31, 2024	$11,871
Aircraft held for sale sold	(8,650)
Aircraft reclassified to held for sale	1,239
Loss due to fair value adjustments	(1,039)
Aircraft held for sale as of December 31, 2025	$3,421